DISPOSAL OF TJBIO SHANGHAI - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operational loss		$ (27,466,000)	$ 125,512,000	$ 229,850,000
Gain from sale		34,364,000
TJBio Shanghai [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum aggregate consideration to be received upon achievement of certain regulatory and sales-based milestone events as well as royalties	$ 80,000,000
Carrying value of assets classified as held for sale			48,890,000
Carrying value of liabilities classified as held for sale			100,644,000
Operational loss		6,898,000	$ 125,512,000	$ 229,850,000
Gain from sale		34,400,000
Carrying value of intangible assets		16,200,000
Additional gain recognized related to sale		$ 0
Income tax expense or benefit	0
TJBio Shanghai [Member] | Assets Held for Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of assets classified as held for sale	33,100,000
TJBio Shanghai [Member] | Liabilities Held for Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of liabilities classified as held for sale	$ 83,700,000
I Mab Shanghai [Member] | Imab Hangzhou [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of transfer of outstanding equity interest	100.00%